Libor Interest rate - Non derivative financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount		₩ 344,412,052	₩ 324,383,695
Designated as hedging instrument [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount		22,372,393	13,702,497
USD LIBOR [Member] | Not designated as hedging instrument, Trading [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	23,798,122	22,321,945
USD LIBOR [Member] | Not designated as hedging instrument, Trading [Member] | Interest Rates Related [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	11,488,018	10,772,390
USD LIBOR [Member] | Not designated as hedging instrument, Trading [Member] | Equity and foreign exchange related [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	11,718,419	10,900,844
USD LIBOR [Member] | Not designated as hedging instrument, Trading [Member] | Equity Contract [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	183,779	268,243
USD LIBOR [Member] | Not designated as hedging instrument, Trading [Member] | Credit Risk Contract [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	2,370	1,108
USD LIBOR [Member] | Not designated as hedging instrument, Trading [Member] | Other Contract [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	405,536	379,360
USD LIBOR [Member] | Designated as hedging instrument [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	4,455,243	4,428,860
USD LIBOR [Member] | Designated as hedging instrument [Member] | Interest Rates Related [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	4,196,714	4,150,155
USD LIBOR [Member] | Designated as hedging instrument [Member] | Equity and foreign exchange related [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Notional amount	[1]	258,529	278,705
USD LIBOR [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[2]	1,606,217	1,534,291
USD LIBOR [Member] | Deposits [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[2]	200,000	200,000
USD LIBOR [Member] | Borrowings [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[2]	50,692	347,420
USD LIBOR [Member] | Debt Securities Issued [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[2]	1,355,525	986,871
Due from banks and loans at amortized cost [Member] | USD LIBOR [Member] | Loans [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[2]	2,511,050	2,768,972
Due from banks and loans at amortized cost [Member] | JPY LIBOR [Member] | Loans [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets			207,660
Due from banks and loans at amortized cost [Member] | EUR LIBOR [Member] | Loans [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets			49,642
Due from banks and loans at amortized cost [Member] | Other LIBORs [Member] | Loans [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets			122,104
Financial assets at fair value through other comprehensive income, category [member] | USD LIBOR [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[2]	418,077	449,116
Financial assets at fair value through other comprehensive income, category [member] | Financial Institutions Bonds [Member] | USD LIBOR [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[2]	189,047	167,167
Financial assets at fair value through other comprehensive income, category [member] | Corporate Bonds And Others [Member] | USD LIBOR [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[2]	229,030	281,949
Commitments And Guarantee Contracts [Member] | USD LIBOR [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[2],[3]	217,839	280,224
Commitments And Guarantee Contracts [Member] | JPY LIBOR [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[3]		39,148
Commitments And Guarantee Contracts [Member] | EUR LIBOR [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[3]		56,552
Commitments And Guarantee Contracts [Member] | Other LIBORs [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[3]		₩ 13,853
Financial assets at fair value through profit or loss, category [member] | Corporate Bonds And Others [Member] | USD LIBOR [Member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-current derivative financial assets	[2]	253,126
Derivatives combined securities [Member] | USD LIBOR [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of Financial Instruments That Have Not Been Converted To Replaced Interest Rate Benchmark Among The LIBOR Interest Rates [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[2]	₩ 15,000

[1]	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.
[2]	The instruments that will be matured before the end of June 30, 2023 when USD LIBOR interest rate calculation is discontinued are excluded.
[3]	The commitments and guarantee contracts are in nominal amount.